BUSINESS ACQUISITIONS AND GOODWILL	12 Months Ended
Mar. 31, 2025
Business Acquisitions And Goodwill
BUSINESS ACQUISITIONS AND GOODWILL
NOTE 5 – BUSINESS ACQUISITIONS AND GOODWILL

	March 31,	March 31,
	2025	2024
Goodwill at MTM Animation	$895,467	$950,959

On December 19, 2020, Farvision Education entered into a purchase agreement with the original shareholders of MTM Animation, a private vocational college registered with Ontario Ministry of Colleges and Universities. Pursuant to the agreement, Farvision Education has acquired 70% of the equity interest of MTM Animation for a total consideration of $1,456,546 (C$1,820,000) on February 28, 2022. As at March 31, 2023, Farvision Education purchased an additional 10% of the equity interest of MTM Animation and owns 80% of MTM Animation’s total equity interest.

The transaction was accounted for a business combination using the acquisition method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired as of the date of acquisition was as follows:

Amounts
Working capital acquired	$896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,146
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399

Total consideration	$1,456,546

The Company recognized private vocational college license, brand name as intangible assets with an indefinite life and student list as intangible asset with definite life term of 1-4 years, totaling of $688,413 (C$989,811) based on the assessment of fair value at the purchase date. The goodwill of $895,467 (C$1,287,516) is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP.

During the period from the acquisition date February 28, 2022 to March 31, 2025, there was no event occurred or circumstances change that indicate the fair value of goodwill could be below its carrying amount. As of March 31, 2025 and 2024, no impairment loss was recognized due to management’s impairment assessment.